Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Schedule of Term loan, net of unamortized deferred financing costs

	December 31,	December 31,
	2015	2014
	(in thousands)
Term loan	$65,000	$65,000
Unamortized deferred financing costs	(351)	(432)
Term loan, net of unamortized deferred financing costs	$64,649	$64,568